Segment reporting (Tables)	12 Months Ended
Dec. 31, 2018
Table Text Block
Schedule Of Segment Reporting Information By Segment Text Block
December 31, 2018
		Banco Popular		Intersegment
(In thousands)		de Puerto Rico	Popular U.S.	Eliminations
Net interest income		$1,482,178	$304,576	$(2)
Provision for loan losses		198,442	29,881	-
Non-interest income		592,938	19,988	(560)
Amortization of intangibles		8,620	665	-
Depreciation expense		43,504	9,053	-
Other operating expenses		1,073,012	182,154	(546)
Income tax expense		121,195	25,294	-
Net income		$630,343	$77,517	$(16)
Segment assets		$38,037,696	$9,381,636	$(114,923)

December 31, 2018
	Reportable
(In thousands)	Segments	Corporate	Eliminations	Total Popular, Inc.
Net interest income (expense)	$1,786,752	$(51,875)	$-	$1,734,877
Provision (reversal) for loan losses	228,323	(251)	-	228,072
Non-interest income	612,366	42,914	(2,786)	652,494
Amortization of intangibles	9,285	41	-	9,326
Depreciation expense	52,557	743	-	53,300
Loss on early extinguishment of debt	-	12,522	-	12,522
Other operating expenses	1,254,620	94,640	(2,846)	1,346,414
Income tax expense (benefit)	146,489	(26,947)	37	119,579
Net income (loss)	$707,844	$(89,709)	$23	$618,158
Segment assets	$47,304,409	$5,099,491	$(4,799,323)	$47,604,577

December 31, 2017
		Banco Popular		Intersegment
(In thousands)		de Puerto Rico	Popular U.S.	Eliminations
Net interest income		$1,279,844	$280,946	$(217)
Provision for loan losses		253,032	77,944	-
Non-interest income		364,164	20,430	(572)
Amortization of intangibles		8,713	665	-
Depreciation expense		39,162	8,553	-
Other operating expenses		957,924	170,042	(551)
Income tax expense		72,741	191,749	(93)
Net income (loss)		$312,436	$(147,577)	$(145)
Segment assets		$34,843,668	$9,168,256	$(16,992)

December 31, 2017
	Reportable
(In thousands)	Segments	Corporate	Eliminations	Total Popular, Inc.
Net interest income (expense)	$1,560,573	$(58,609)	$-	$1,501,964
Provision for loan losses	330,976	403	(5,955)	325,424
Non-interest income	384,022	37,949	(2,804)	419,167
Amortization of intangibles	9,378	-	-	9,378
Depreciation expense	47,715	649	-	48,364
Other operating expenses	1,127,415	74,731	(2,692)	1,199,454
Income tax expense (benefit)	264,397	(35,835)	2,268	230,830
Net income (loss)	$164,714	$(60,608)	$3,575	$107,681
Segment assets	$43,994,932	$5,046,153	$(4,763,748)	$44,277,337

December 31, 2016
		Banco Popular		Intersegment
(In thousands)		de Puerto Rico	Popular U.S.	Eliminations
Net interest income		$1,224,771	$258,416	$(474)
Provision for loan losses		154,785	15,266	-
Non-interest income		243,368	21,651	(119)
Amortization of intangibles		11,479	665	-
Goodwill impairment charge		3,801	-	-
Depreciation expense		39,505	6,715	-
Other operating expenses		952,894	174,585	(779)
Income tax expense		75,615	36,712	92
Net income		$230,060	$46,124	$94
Segment assets		$29,841,854	$8,629,439	$(31,397)

December 31, 2016
	Reportable
(In thousands)	Segments	Corporate	Eliminations	Total Popular, Inc.
Net interest income (expense)	$1,482,713	$(60,658)	$-	$1,422,055
Provision (reversal) for loan losses	170,051	(35)	-	170,016
Non-interest income	264,900	35,705	(2,669)	297,936
Amortization of intangibles	12,144	-	-	12,144
Goodwill impairment charge	3,801	-	-	3,801
Depreciation expense	46,220	654	-	46,874
Other operating expenses	1,126,700	68,694	(2,578)	1,192,816
Income tax expense (benefit)	112,419	(33,617)	(18)	78,784
Net income (loss)	$276,278	$(60,649)	$(73)	$215,556
Segment assets	$38,439,896	$4,982,113	$(4,760,400)	$38,661,609

December 31, 2018
Banco Popular de Puerto Rico
		Consumer	Other	Eliminations	Total Banco
	Commercial	and Retail	Financial	and Other	Popular de
(In thousands)	Banking	Banking	Services	Adjustments [1]	Puerto Rico
Net interest income	$584,293	$892,735	$5,201	$(51)	$1,482,178
Provision for loan losses	105,604	92,838	-	-	198,442
Non-interest income	84,762	311,775	95,199	101,202	592,938
Amortization of intangibles	208	4,275	4,137	-	8,620
Depreciation expense	17,668	25,222	614	-	43,504
Other operating expenses	276,158	718,990	71,344	6,520	1,073,012
Income tax expense	76,255	100,925	7,903	(63,888)	121,195
Net income	$193,162	$262,260	$16,402	$158,519	$630,343
Segment assets	$27,712,852	$22,712,950	$376,992	$(12,765,098)	$38,037,696

[1] Includes the impact of the Termination Agreement with the FDIC and the Tax Closing Agreement entered into in connection with the FDIC transaction. These transactions resulted in a gain of $102.8 million reported in the non-interest income line, other operating expenses of $8.1 million and a net tax benefit of $63.9 million. Refer to Notes 10 and 37 to the Consolidated Financial Statements for additional information.

December 31, 2017
Banco Popular de Puerto Rico
		Consumer	Other		Total Banco
	Commercial	and Retail	Financial		Popular de
(In thousands)	Banking	Banking	Services	Eliminations	Puerto Rico
Net interest income	$518,404	$753,922	$7,499	$19	$1,279,844
Provision for loan losses	8,911	244,121	-	-	253,032
Non-interest income	79,630	194,741	90,222	(429)	364,164
Amortization of intangibles	211	4,274	4,228	-	8,713
Depreciation expense	17,338	21,120	704	-	39,162
Other operating expenses	239,369	656,998	62,030	(473)	957,924
Income tax expense (benefit)	93,378	(31,404)	10,767	-	72,741
Net income	$238,827	$53,554	$19,992	$63	$312,436
Segment assets	$21,735,909	$20,180,173	$520,717	$(7,593,131)	$34,843,668

December 31, 2016
Banco Popular de Puerto Rico
		Consumer	Other		Total Banco
	Commercial	and Retail	Financial		Popular de
(In thousands)	Banking	Banking	Services	Eliminations	Puerto Rico
Net interest income	$472,948	$742,854	$6,172	$2,797	$1,224,771
Provision for loan losses	12,884	141,901	-	-	154,785
Non-interest income	(91,411)	232,113	103,005	(339)	243,368
Amortization of intangibles	145	7,042	4,292	-	11,479
Goodwill impairment charge	-	-	3,801	-	3,801
Depreciation expense	16,956	21,684	865	-	39,505
Other operating expenses	251,375	631,234	70,624	(339)	952,894
Income tax expense	41,639	24,068	9,908	-	75,615
Net income	$58,538	$149,038	$19,687	$2,797	$230,060
Segment assets	$15,263,278	$17,592,743	$406,429	$(3,420,596)	$29,841,854

Schedule Of Revenues And Selected Balance Sheet Information By Geographic Area Table [TextBlock]
Geographic Information

(In thousands)	2018	2017	2016
Revenues:[1]
Puerto Rico	$1,953,671	$1,527,758	$1,361,663
United States	357,680	318,093	283,349
Other	76,020	75,280	74,979
Total consolidated revenues	$2,387,371	$1,921,131	$1,719,991

[1] Total revenues include net interest income, service charges on deposit accounts, other service fees, mortgage banking activities, net gain on sale of debt securities, net loss on trading account debt securities, other-than-temporary impairment losses on debt securities, net (loss) gain, including impairment on equity securities, net gain (loss) on sale of loans, including valuation adjustments on loans held-for-sale, adjustments (expense) to indemnity reserves on loans sold, FDIC loss share income (expense) and other operating income.

Selected Balance Sheet Information
(In thousands)	2018	2017	2016
Puerto Rico
Total assets	$36,863,930	$33,705,624	$28,813,289
Loans	18,837,742	17,591,078	16,880,868
Deposits	31,237,529	27,575,292	23,185,551
United States
Total assets	$9,847,944	$9,648,865	$8,928,475
Loans	7,034,075	6,608,056	5,799,562
Deposits	6,878,599	6,635,153	6,266,473
Other
Total assets	$892,703	$922,848	$919,845
Loans	687,494	743,329	755,017
Deposits [1]	1,593,911	1,243,063	1,044,200
[1] Represents deposits from BPPR operations located in the U.S. and British Virgin Islands.